Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

Under the laws of the Cayman Islands and BVI, the Company, Agria Group Ltd. and Agria Asia Investment are not subject to tax on its income or capital gains. In addition, no withholding tax on dividends or other distributions will be payable by an exempted company on its operations. However, the Company is subject to PRC income tax at the rate of 25% on its taxable income according to the Enterprise Income Tax Law ("the New EIT Law") (as detailed below).

China Victory, Agria Overseas, Agria Asia and Agria Hong Kong were originally subject to an applicable profits tax rate of 16.5% in Hong Kong. However, these companies mentioned above may also be subject to PRC income tax at the rate of 25% on their taxable income according to the NEW EIT Law mentioned above.

Further, also under the New EIT Law, enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of June 30, 2012, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of June 30, 2012, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

Agria Agricultural, Guanli, Agria Brother, Zhongyuan, Beiao, are subject to PRC income tax at a statutory rate of 25% on their respective taxable income.

In April 2012, NKY obtained the approval of full exempt enterprise income tax on profit from seeds breeding and crop planting started from 2011. The tax paid for 2011 profit can be refunded. The "High New Technology Business" certificate obtained on December 14, 2009 is still valid. As a result, its income from business other than seeds breeding and crop planting is subject to a lower rate of 15%. The Hi-Tech certificate will expire in December 2012, 3 years from the date of issue and needs to be re-applied for upon expiration.

New Zealand resident companies are subject to tax on their taxable income at the rate of 28%. There is no capital gains tax in New Zealand. However certain gains arising from the disposal of personal property purchased with the intention of resale are taxable. Certain gains on the sale or transfer of land may be taxable.

Australian resident companies are taxable on their taxable income at the rate of 30%. Net capital gains derived by Australian resident companies are taxed at the 30% corporate rate.

As part of the reorganization of the Company into the AgriTech and AgriServices divisions, a new Australian holding company for the AgriTech division, PGW Agritech Australia Pty Limited, was incorporated on January 27, 2012 and subsequently acquired the existing Australian entities on March 29, 2012. From this date, PGW Agritech Australia Pty Limited elected to form a new Australian tax consolidated group (together with its Australian subsidiaries) which resulted in uplift in the tax cost bases of certain assets of the tax consolidated group. The deferred tax impact of the uplift in tax cost bases has been duly reflected in the financial statements.

Uruguayan businesses are taxed on taxable income sourced in Uruguay. Capital gains derived by Uruguayan companies are taxed at the standard rate of corporate tax. The corporate tax rate in Uruguay is 25%. A capital duty at the rate of 1.5% is levied on the net worth of the entity.

Deferred tax liabilities arising from undistributed earnings

The New EIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise became subject to the withholding tax starting from January 1, 2008. Given that the undistributed profits of the Company's operations in China are intended to be retained in China for business development and expansion purposes, no withholding tax accrual has been made.

Income / (loss) from continuing operations before income taxes consists of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(29,013)	(24,856)	8,727	(23,185)	(3,650)
PGW	—	—	(9,966)	160,547	25,271
Other Non-PRC	(69,969)	(25,897)	13,984	(55,067)	(8,668)
	(98,982)	(50,753)	12,745	82,295	12,954

The loss from other non-PRC operations consists primarily of operating costs, administration expense, interest income and charges. The income from the other Non-PRC in 2011 consists primarily of gain from remeasure of previously held 19% equity interest in PGW to fair value.

Income taxes applicable to continuing operations consist of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	—	5,719	31,429	10,130	2,650
Deferred income tax	10,915	1,385	(30,332)	3,500	(505)
	10,915	7,104	1,096	13,630	2,145

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2009, 2010, 2011 and 2012 applicable to the Company’s PRC operations to income tax expense is:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Loss before income tax	(98,982)	(50,753)	12,745	82,295	12,954
Income tax computed at the applicable statutory tax rate of 25%	(24,746)	(12,688)	3,186	20,574	3,238
Expense not deductible for tax	5,597	838	771	329	52
Effect of tax exemptions	—	(50)	—	(33,271)	(5,237)
Effect of tax rate differences	—	568	(1,629)	1,869	295
Effect of tax law changes and recognition of outside basis differences	10,596	4,502	(5,761)	14,397	2,266
Changes in valuation allowance	19,523	13,838	4,539	6,248	983
Other	(55)	96	(2,202)	3,484	548
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	10,915	7,104	(1,096)	13,630	2,145

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at December 31, 2010, June 30, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	11	(17,241)	(17,844)	(2,809)
Acquired technology	802	(9,982)	(7,884)	(1,241)
Change in foreign tax rate	—	(3,393)	—	—
Net operating loss carry-forward	13,838	4,539	6,248	983
Other	1,219	75,411	100,078	15,753
Deferred tax assets	15,870	49,334	80,598	12,686
Valuation allowance	(13,838)	(4,539)	(6,248)	(983)
Deferred tax assets, net (all non-current)	2,032	44,795	74,350	11,703

As of June 30, 2012, the Company had gross deferred tax assets of approximately RMB80.6 million (US$12.7 million). A valuation allowance on the deferred tax assets of approximately RMB6.2 million (US$1 million) is recorded, as the Company did not believe that sufficient objective positive evidence currently exists to conclude that the recoverability of the total deferred tax asset is more likely than not.

Based on existing PRC tax regulations, the PRC entities remain subject to examination by the tax authorities for fiscal years 2007 through 2012.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	(US$)

Balance at beginning of fiscal year	12,492	3,759	3,759	592
Reversal due to disposal of P3A	(8,733)	—	—	—
Balance at the end of fiscal year	3,759	3,759	3,759	592

The Company's unrecognized tax benefits are presented in the consolidated balance sheet within accrued expenses and other liabilities.

It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

If the unrecognized tax benefits as of June 30, 2012 were realized in a future period, it would result in a tax benefit and a reduction of the Company's effective tax rate.

During the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, the Company recognized RMB576,496, RMB686,037, RMB352,751 and RMB300,407 ($47,286), respectively, in general and administrative expenses for interest, and RMB2,706,555, RMB827,000, RMB108,362 and Nil, respectively, in general and administrative expenses for penalties related to uncertain tax positions. As at December 31, 2010, June 30, 2011 and June 30, 2012, the Group recognized total interest and potential penalties relating to uncertain tax positions amounting to RMB2,965,937, RMB3,427,050 and RMB3,727,457 (US$586,724), respectively.